Note 19 - Capital Management (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	4 Months Ended	12 Months Ended
		Oct. 31, 2019	Feb. 28, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Current loans to consumers				$ 93,115	$ 3,092
Total borrowings				$ 55,907	4,269
Cash transferred into escrow account, percentage of credit facility				111.00%
Deposit in restricted escrow account	[1]			$ 52,878
Initial capital allocation				70,000
Gain (loss) on trading securities				8,477	(1,485)
Current marketable securities				42,146	667
Increase through other contributions by owners, equity				$ 81,269	167,056
Equity ratio				86.00%
Working capital				$ 289,757
Total cash and cash equivalents and marketable securities				181,633	179,038
ADS [member]
Statement Line Items [Line Items]
Number of share repurcahsed (in shares)			1,500,000
Purchase of treasury shares			$ 5,780
Increase through other contributions by owners, equity		$ 81,269
Shares issued during period (in shares)		8,625,000
Shares issued, price per share (in dollars per share)		$ 10
Share issue related cost		$ 4,981
Short position trading securities [member]
Statement Line Items [Line Items]
Gain (loss) on trading securities				(365)	$ 38
Credit facility [member]
Statement Line Items [Line Items]
Total borrowings				42,247
Deposit in restricted escrow account				$ 52,878

[1]	As of December 31, 2019, the Group had transferred US$52,878 thousand into the escrow account as collateral for a credit facility. See Note 19 for more information.